Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss from continuing operations	$ (83,084,079)	$ (7,219,611)	$ (12,620,130)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	1,054,088	924,112	346,817
Amortization of operating lease right of use assets	289,678	554,618	620,638
Impairment loss on goodwill	10,636,358
Provision for doubtful accounts	5,467,941	9,080,967	7,785,457
Deferred income tax expense (benefit)	(1,413,789)	138,336	(2,115,834)
Investment income on short-term investments	(76,768)	(145,976)	(768,454)
Gain from equity method investments			(580,816)
Share-based compensation	16,693,135	1,480,087	9,522,187
Gain on disposal of a subsidiary		(402,044)
Bargain purchase gain		(2,626,224)
Impairment loss from long term investment	24,005,161
Changes in operating assets and liabilities:
Accounts receivable	7,682,935	(13,712,344)	(20,342,706)
Accounts receivable - related parties	628,274	(541,392)	(99,142)
Notes receivable	106,147	(184,984)	(68,036)
Prepayments	2,387,941	(3,402,031)	(3,173,054)
Prepayments - related parties	(64,908)	289,748	3,345
Inventories	851,902	(3,528,555)	(893,290)
Deferred contract costs		9,259,013	(7,789,043)
Due from related parties			230,847
Prepaid expenses and other current assets, net	(576,297)	(186,737)	(3,502,378)
Long-term deposits			243,445
Other non-current assets	21,036,847	16,170	(31,672)
Accounts and notes payable	(13,107,548)	1,083,840	15,761,060
Accounts payable - related parties		70,989
Advance from customers	870,667	2,346,272	695,917
Advance from customers - related parties	(70,834)	(13,664)	(1,427,526)
Income tax payable	1,300,178	58,856	410,954
Deferred revenue	522,156	(571,837)	788,093
Deferred revenue - related parties			(114,499)
Operating lease liabilities	34,825	(606,503)	(722,581)
Due to related parties	57,667	(1,114)
Accrued expenses and other liabilities	(1,733,392)	(2,752,748)	18,179
Net cash used in operating activities of continuing operations	(6,501,715)	(10,592,756)	(17,822,222)
Cash flows from investing activities
Acquisition of property and equipment	(1,383)	(63,457)	(544,336)
Capitalization of software development cost		(524,563)	(1,467,219)
Acquisition of long-term investments			(25,938,275)
Purchases of short-term investments	(7,280,539)	(20,683,188)	(172,619,138)
Redemption of short-term investments	12,966,608	22,611,227	173,026,814
Cash paid for business combinations, net of cash acquired	(70,011)	(513,755)	25,018
Proceeds from disposal of a subsidiary, net of cash disposed of		212,641
Net cash provided by (used in) investing activities of continuing operations	5,614,675	1,038,905	(27,517,136)
Cash flows from financing activities:
Return of deposits received from a Series C preferred shareholder			(11,820,145)
Payment of deferred offering costs		(478,480)
Contribution from the non-controlling shareholders		27,581
Acquisition of non-controlling interest		(248,231)
Proceeds from issuance of Series C convertible redeemable preferred shares			11,807,305
(Repayment of) proceeds from issuance of convertible note	(10,000,000)	10,000,000
Loans from related parties	30,000,000	15,000,000	15,049,091
Repayment of loans to related parties	(30,000,000)	(27,879,063)	(2,071,373)
Proceeds from short-term borrowings	11,283,576	5,530,043	154,909
Repayment of short-term borrowings	(5,517,944)	(2,923,614)
Net cash (used in) provided by financing activities of continuing operations	(4,234,368)	(971,764)	13,119,787
Effect of exchange rate changes on cash, cash equivalents and restricted cash of continuing operations	1,342,723	(1,596,656)	38,777
Net decrease in cash, cash equivalents and restricted cash of continuing operations	(3,778,685)	(12,122,271)	(32,180,794)
Cash, cash equivalents and restricted cash at beginning of the year of continuing operations	12,857,176	24,979,447	57,160,241
Cash, cash equivalents and restricted cash at end of the year of continuing operations	9,078,491	12,857,176	24,979,447
Supplemental cash flow information
Cash paid for interest expense	839,083	93,299	417,272
Cash paid for income tax	89,114	36,969	52,834
Non-cash investing and financing activities
Operating lease right of use assets obtained in exchange for operating lease liabilities	656,562	32,958	738,894
Remeasurement of operating lease liabilities and right of use assets due to lease modification		51,198	1,086
Accretion of convertible redeemable preferred shares		2,001,777	3,865,430
Receivables from related parties settled with payables to related parties			240,109
Issuance of shares in exchange for acquisition of non-controlling equity interest in a controlling subsidiary		1,019,772
Conversion of convertible redeemable preferred shares		69,253,178
Shares issued to acquire Fuwei Films (Holdings) Co., Ltd.		27,106,447
Shares allotment in connection with the reverse acquisition		12,676,378
Ordinary shares issued as part of consideration for business combination		13,877,605
Receivable arising from disposal of a subsidiary		30,000,000
Payable arising from acquisition of non-controlling equity interest in a controlling subsidiary		234,441
Payable arising from business combinations		413,088	137,042
Cash and cash equivalents	8,703,667	11,234,585	16,603,102
Restricted cash	374,824	1,622,591	8,376,345
Total cash, cash equivalents and restricted cash at end of the year	$ 9,078,491	$ 12,857,176	$ 24,979,447